CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Revenue	$ 2,970	$ 1,491	$ 0
Cost of revenue	2,096	858	0
Gross profit	874	633	0
Operating expenses:
Research and development	14,648	10,040	4,565
General and administrative	39,524	23,479	5,750
Performance of contract liability to affiliate	(115)	(970)	0
Total operating expenses	54,057	32,549	10,315
Loss from operations	(53,183)	(31,916)	(10,315)
Equity in net (losses) earnings of affiliate	9	(2,112)	(63)
Foreign currency gain (loss), net	9,694	(8,772)	245
Fair value adjustment to VericiDx investment	(5,900)	6,483	0
Fair value adjustment to Convertible notes	3,998	0	0
Other income, net	131	981	289
Net loss before income taxes	(45,251)	(35,336)	(9,844)
Income tax expense	(25)	0	0
Net loss	(45,276)	(35,336)	(9,844)
Net loss attributable to noncontrolling interest	0	(611)	0
Net loss attributable to ordinary shareholders	$ (45,276)	$ (34,725)	$ (9,844)
Earnings Per Share, Basic	$ (0.62)	$ (0.49)	$ (0.17)
Earnings Per Share, Diluted	$ (0.67)	$ (0.49)	$ (0.17)
Weighted Average Number of Shares Outstanding, Basic	72,861,448	71,484,934	59,079,522
Weighted Average Number of Shares Outstanding, Diluted	73,837,496	71,484,934	59,079,522
Other comprehensive income (loss):
Changes in the fair value of the convertible notes	$ 536	$ 0	$ 0
Foreign exchange translation adjustment	(9,727)	9,501	(378)
Comprehensive loss	(54,467)	(25,835)	(10,222)
Comprehensive loss attributable to noncontrolling interest	0	(72)	0
Comprehensive loss attributable to Renalytix	$ (54,467)	$ (25,763)	$ (10,222)